Payables and other current liabilities - Disclosure of breakdown of trade and other payables (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Trade and other current payables [abstract]
Trade payables	€ 23,388	€ 30,748	€ 21,953
Accrued invoices	14,159	13,049	25,268
Other	4	26	0
Trade payables and other current liabilities	€ 37,552	€ 43,824	€ 47,221